Investments (excluding Consolidated Investment Entities) - Troubled Debt Restructuring (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 contract		Dec. 31, 2012 contract		Dec. 31, 2011 contract		Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Troubled debt restructured loans	$ 0	[1]	$ 0	[1]	$ 15.7	[1]	$ 0	[1]
Number of troubled debt restructuring contracts with a subsequent default	0		0		1
Private placement debt
Financing Receivable, Modifications [Line Items]
Number of troubled debt restructuring contracts	0		1		1
Troubled debt restructurings pre-modification carrying value			1.2		55.1
Troubled debt restructurings post-modification carrying value					52.2
Troubled debt restructured loans			$ 0
Commercial mortgage loans
Financing Receivable, Modifications [Line Items]
Number of troubled debt restructuring contracts	0		0		2

[1]	Amounts included in Troubled debt restructured loans, Loans 90 days or more past due and Loans in foreclosure, which were also impaired, are included in the Impaired loans, average investment during the period.